COMMITMENTS AND CONTINGENCIES - Summary Of Company's Annual Commitments (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments and Contingencies [Line Items]
Payments due by period, Total	$ 2,769,058
Payments due by period, 2021	973,611
Payments due by period, 2022-2023	1,061,020
Payments due by period, 2024-2025	494,506
Payments due by period, After 2025	239,921
Purchase/ Guarantee Agreements
Commitments and Contingencies [Line Items]
Payments due by period, Total	2,190,394
Payments due by period, 2021	757,110
Payments due by period, 2022-2023	791,134
Payments due by period, 2024-2025	432,409
Payments due by period, After 2025	209,741
Payments to Members/ Employees Agreement
Commitments and Contingencies [Line Items]
Payments due by period, Total	578,664
Payments due by period, 2021	216,501
Payments due by period, 2022-2023	269,886
Payments due by period, 2024-2025	62,097
Payments due by period, After 2025	$ 30,180